Expense Example - FidelitySeries0-55YearInflation-ProtectedBondIndexFunds-ComboPRO - FidelitySeries0-55YearInflation-ProtectedBondIndexFunds-ComboPRO - Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund
Mar. 01, 2025 USD ($)
Expense Example:
1 year	none
3 years	none
5 years	none
10 years	none